Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 78,776,991
Ending	79,370,808	₩ 78,776,991
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	709,660	880,012
Acquisition and others	68,461	134,325
Loss on valuation of financial assets	(9,412)	(34,555)
Other comprehensive income	106,586	26,771
Disposal and others	(81,345)	(296,893)
Ending	₩ 793,950	₩ 709,660